ACOUNTS RECEIVABLE (Tables)	6 Months Ended
Jun. 30, 2013
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	June 30,	December 31
	2013	2012
Israeli government authorities	$16	$11
Prepaid expenses	4	-
	$20	$11